PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

7.    PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	2013	2014
Leasehold improvements	4,952,957	5,252,480
Furniture, fixtures and office equipment	933,484	1,037,605
Machinery and equipment	381,830	397,687
Buildings	9,310	9,310
Construction in progress	254,652	386,229
	6,532,233	7,083,311

Less: Accumulated depreciation	(2,482,896)	(3,083,270)
Property and equipment, net	4,049,337	4,000,041

Depreciation expenses incurred for the years ended December 31, 2012, 2013 and 2014 were RMB 621,216, RMB 699,981 and RMB 749,232, respectively. The cost of property and equipment is stated net off accumulated impairment losses of RMB 18,708 and RMB 35,932 as of December 31, 2013 and 2014.

Included in leasehold improvements was accumulated capitalized interest of RMB 3,916 as of December 31, 2013 and 2014.

The Group evaluates long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. The Group determined to perform a two-step impairment analysis for those hotels which are in a loss position for the year ended December 31, 2014. In step one impairment analysis, the estimated future undiscounted net cash flows expected to be generated by the assets over their remaining estimated useful lives were based on certain assumptions, such as forecasts of future operating results, gross margin and expected future growth rates. The estimated undiscounted future cash flows generated by the property and equipment were less than their carrying value, which required the step two impairment test. In the step two impairment analysis, the Group estimated the fair value based on discounted cash flow analysis using market participants’ assumptions, such as forecasts of future operating results, discount rates commensurate with the risk involved, and expected future growth rates. The carrying value of the property and equipment was reduced to fair value based on the discounted cash flow analysis. This resulted in an impairment charge of RMB 12,641, RMB 621, and RMB 17,506 recorded in the impairment loss on property and equipment as operating costs for the years ended December 31, 2012, 2013 and 2014. Although assumptions used in estimates of future cash flows are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.